Long-Term Investments	12 Months Ended
Dec. 31, 2023
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

8. LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Measurement alternative method
PFI Food Industries Limited	21,744,509	14,136,050
Good Food Technologies (Cayman) Limited	696,460	-

Long-term investments	22,440,969	14,136,050

On August 13, 2021, the Company entered into a subscription agreement with Black River Food 2 Pte. Ltd. (“Black River”) relating to Series C-1 redeemable convertible preferred shares and warrants of the Company. The Company agreed to allot and issue to Black River 364,592 Series C-1 redeemable convertible preferred shares and 388,695 warrants (“the PFI Warrant”), with each warrant entitling Black River to acquire one Series C-1 redeemable convertible preferred shares at nominal consideration when exercised, exercisable within 3 months. The consideration shall be satisfied by Black River transferring its 5,072,000 ordinary shares of PFI Food Industries Limited (“PFI Foods”, a subsidiary of Black River), representing approximately 6.316% of the entire issued share capital of PFI Foods. PFI Foods focuses on providing RTE and RTC plant-based meat products. The Company issued to Black River 364,592 Series C-1 redeemable convertible preferred shares and 388,695 PFI Warrant on August 30, 2021 and Black River exercised the PFI Warrant into 388,695 number Series C-1 redeemable convertible preferred shares on the same date. The equity interests in PFI Foods were transferred to the Company on December 22, 2021.

Prior to December 22, 2021, the Company determined the equity interests in PFI Foods to be transferred as a non- derivative prepaid forward contract. The forward contract, the Series C-1 redeemable convertible preferred shares issued and PFI warrant was initially recorded at their fair value of RMB94,141,160, RMB45,564,461 and RMB48,576,699, respectively. The forward contract was recorded as an investment on equity securities. The Company estimated the fair values of Series C-1 redeemable convertible preferred shares for Black River and PFI warrant using the binomial model with the assistance of an independent third-party valuation.

On December 22, 2021, the fair value of the forward contract was RMB49,289,160, with a fair value loss of RMB44,852,000 recognized in “Changes in fair value of financial instruments”, due to the overall under performance of the industry and PFI Food’s inability to obtain external financing in the poor economic environment. In determining the fair value of the investment in PFI Foods, the Company made estimates and judgments regarding the cash flow forecasts of PFI Foods, the weighted average cost of capital of 15.4% and the discount for lack of marketability of 20.0% applied to the projected cash flows with the assistance of an independent valuation firm.

After obtaining equity interests in PFI Foods, the Company does not have significant influence over PFI Foods and elected to measure investment in PFI Foods, without a readily determinable fair value, at cost adjusted for changes resulting from impairments, if any, and observable price changes in orderly transactions for the identical or similar securities of the same issuer. As of December 31, 2022 and 2023, the Company made a qualitative assessment and considered there were impairment indicators that investment in PFI Foods were impaired as of December 31, 2022 and 2023, respectively, as it was significantly behind the forecasted revenue growth target and there has been a declining trend of the plant-based meat industry performance. In determining the fair value of the investment in PFI Foods, the Company made estimates and judgments regarding the cash flow forecasts of PFI Foods, the weighted average cost of capital of 14.6% (2022: 15.2%, 2021: nil) and the discount for lack of marketability of 20.0% (2022: 20.0%, 2021: nil) applied to the projected cash flows with the assistance of an independent valuation firm. As a result, the investment in PFI Foods was written down to its fair value and the difference of nil, RMB22,705,285 and RMB7,934,161 between its fair value and the carrying value as of December 31, 2021, 2022 and 2023 was included in “impairment loss for equity investments accounted for using measurement alternative” in the consolidated statements of operations and comprehensive loss for the years ended 2021, 2022 and 2023, respectively.

On May 26, 2022, the Company purchased 431 series seed preferred shares from Good Food Technologies (Cayman) Limited (“Good Food”) for a cash consideration of US$0.1million (equivalent to RMB0.7 million), for 1.43% equity interests. The Company does not have significant influence over Good Food and elected to measure the equity investment without a readily determinable fair value at cost adjusted for changes resulting from impairments, if any, and observable price changes in orderly transactions for the identical or similar securities of the same issuer. As of December 31, 2022 and 2023, the Company made a qualitative assessment and considered there were impairment indicators that investment in Good Food were impaired as of December 31, 2023, as it suffered significant loss and the net liabilities amounting to approximately RMB13.6 million. As a result, the investment in Good Food was written down to nil as of December 31, 2023.